SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

A summary of significant accounting policies consistently applied in the preparation of the accompanying consolidated financial statements is as follows:

1. Basis of Presentation

The Company’s financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). As of December 31, 2023, there have been no material changes in the Company’s significant accounting policies from those that were disclosed in the 2022 Annual Report. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, DNA/GPS, Inc. All intercompany accounts and transactions have been eliminated in consolidation.

2. Cash Equivalents

For purpose of the consolidated statements of cash flows, the Company considers all short-term investments purchased with a maturity of three months or less to be cash equivalents.

3. Use of Estimates

In preparing the Company’s consolidated financial statements in conformity with US GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10 Income Taxes. ASC Topic 740-10 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also provides guidance on the recognition, measurement, and classification of amounts relating to uncertain tax positions, accounting for and disclosure of interest and penalties, accounting in interim periods and disclosures. The application of that guidance did not result in the recognition of any unrecognized tax benefits at December 31, 2023 or 2022. The Company’s policy is to expense any penalties and interest associated with this topic. At December 31, 2023 and 2022, there were no amounts accrued for penalties and interest.

5. Income (Loss) Per Common Share

The Company computes net income (loss) per share in accordance with ASC 260, Earnings Per Share (“EPS”). Under the provisions of ASC 260, basic net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted-average number of common and common equivalent shares outstanding during the period. However, common shares that are considered anti-dilutive are excluded from the computation of diluted EPS. Since the Company had a loss during the years ended December 31, 2023 and 2022, the basic and diluted net loss per share is the same.

Potentially dilutive securities not included in the computation of loss per share for the year ended December 31, 2023, include stock options to purchase 2,585,000 shares of common stock, pre-funded warrants to purchase 28,014,540 shares of common stock, and warrants to purchase 150,000 shares of common stock.

Potentially dilutive securities not included in the computation of loss per share for the year ended December 31, 2022 stock options to purchase 2,360,000 shares of common stock, pre-funded warrant to purchase 28,014,540 shares of common stock and warrants to purchase 161,500 shares of common stock. The shares of common stock potentially issuable to Diopsys upon the resolution of specified contingencies and exercise of stock options are also excluded from the loss per share calculation for the year ended December 31, 2022.

6. Stock-based compensation:

The Company recognizes expense for stock-based compensation in accordance with ASC Topic 718, Stock-Based Compensation. For stock-based awards, the Company calculates the fair value of the award on the date of grant using the Black Scholes option-pricing model. The expense is recognized over the service period for awards expected to vest. The estimate of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period the estimates are revised. Stock options granted to non-employee consultants are revalued at the end of each reporting period until vested and the changes in their fair value are recorded as adjustments to expense over the related vesting period.

7. Research and Development costs:

Research and development costs are expensed as incurred. Costs incurred in obtaining technology licenses outside of business combinations are charged to research and development expense as acquired in-process research and development if the technology licensed has not reached technological feasibility and has no alternative future use.

8. Property and Equipment:

Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over their estimated useful lives (3 years) once the asset is placed in service. Expenditures for maintenance and repairs, which do not extend the economic useful life of the related assets, are charged to operations as incurred, and expenditures which extend the economic life are capitalized. When assets are retired or otherwise disposed of, the costs and related accumulated depreciation or amortization are removed from the accounts and any gain or loss on disposal is recognized in the consolidated statement of operations for the respective period.

The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount.

9. Recent Accounting Pronouncements:

A variety of proposed or otherwise potential accounting standards are currently under study by standard-setting organizations. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether the implementation of such proposed standards would be material to the consolidated financial statements of the Company.